Long-term Investments - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Long-Term Investments [Abstract]
Cost of debt securities measured at fair value	$ 10,000,000
Unrealized losses	$ 1,051,400
Maturity period	14 years 9 months 18 days